Voya Target In-Retirement Fund	PORTFOLIO OF INVESTMENTS
as of February 28, 2021 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 29.6%
4,848	iShares 20+ Year Treasury Bond ETF	$ 693,846	2.1
438	iShares Core S&P 500 ETF	167,215	0.5
15,902	iShares Core S&P Small-Cap ETF	1,671,142	5 .0
44,027	iShares Core U.S. Aggregate Bond ETF	5,078,075	15.0
19,421	Schwab U.S. TIPS ETF	1,189,730	3.5
684	Vanguard Russell 1000 Growth ETF	168,250	0.5
8,020	Vanguard Value ETF	993,838	3.0

	Total Exchange-Traded Funds
	(Cost $9,229,127)	9,962,096	29.6

MUTUAL FUNDS: 70.4%
	Affiliated Investment Companies: 66.2%
102,901	Voya Global Bond Fund - Class P3	1,009,457	3.0
209,782	Voya High Yield Bond Fund - Class P3	1,682,451	5.0
926,783	Voya Intermediate Bond Fund - Class P3	9,647,810	28.8
38,461	Voya Large Cap Growth Fund - Class P3	2,198,074	6.5
46,960	Voya Multi-Manager Emerging Markets Equity Fund - Class P3	741,971	2.2
41,593	Voya Multi-Manager International Equity Fund - Class P3	579,389	1.7
165,632	Voya Multi-Manager International Factors Fund - Class P3	1,732,506	5.1
337,408	Voya Short Term Bond Fund - Class P3	3,363,953	10.0
102,879	Voya U.S. High Dividend Low Volatility Fund - Class P3	1,328,163	3 .9
		22,283,774	66.2

	Unaffiliated Investment Companies: 4.2%
33,859	TIAA-CREF S&P 500 Index Fund - Class I	1,419,725	4.2

	Total Mutual Funds
	(Cost $22,631,249)	23,703,499	70.4

	Total Investments in Securities (Cost $31,860,376)	$ 33,665,595	100.0
	Assets in Excess of Other Liabilities	1,936	0.0
	Net Assets	$33,667,531	100.0

Voya Target In-Retirement Fund	PORTFOLIO OF INVESTMENTS
as of February 28, 2021 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of February 28, 2021 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at February 28, 2021
Asset Table
Investments, at fair value
Exchange-Traded Funds	$9,962,096	$–	$–	$9,962,096
Mutual Funds	23,703,499	–	–	23,703,499
Total Investments, at fair value	$33,665,595	$–	$–	$33,665,595

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended February 28, 2021, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 5/31/20	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Fair Value at 2/28/2021	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Global Bond Fund - Class P3	$321,347	$822,129	$(159,919)	$25,900	$1,009,457	$29,430	$7,884	-
Voya High Yield Bond Fund - Class P3	537,906	1,278,863	(241,289)	106,971	1,682,451	63,583	39,801	-
Voya Intermediate Bond Fund - Class P3	2,950,295	9,287,245	(2,391,639)	(198,091)	9,647,810	213,001	99,502	141,750
Voya Large Cap Growth Fund - Class P3	687,561	1,827,739	(499,879)	182,653	2,198,074	5,307	126,962	224,751
Voya Multi-Manager Emerging Markets Equity Fund - Class P3	56,676	678,915	(107,134)	113,514	741,971	5,680	42,515	18,940
Voya Multi-Manager International Equity Fund - Class P3	139,159	470,686	(120,770)	90,314	579,389	5,019	65,205	17,395
Voya Multi-Manager International Factors Fund - Class P3	414,358	1,491,293	(413,788)	240,643	1,732,506	46,469	16,153	-
Voya Short Term Bond Fund - Class P3	1,050,429	2,839,682	(553,263)	27,105	3,363,953	53,466	10,407	-
Voya Strategic Income Opportunities Fund - Class P3	587,506	378,760	(998,694)	32,428	-	7,924	(8,690)	-
Voya U.S. High Dividend Low Volatility Fund - Class P3	418,518	1,273,597	(494,310)	130,358	1,328,163	20,797	10,037	-
	$7,163,755	$20,348,909	$(5,980,685)	$751,795	$22,283,774	$450,676	$409,776	$402,836

The financial statements for the above mutual fund[s] can be found at  www.sec.gov.

At February 28, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $31,942,193.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$2,065,280
Gross Unrealized Depreciation	(341,878)

Net Unrealized Appreciation	$1,723,402